BUSINESS ACQUISITIONS (Detail 5) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill	$ 4,209,126	$ 0
BWPS acquisition [Member]
Customer relationships	482,000
Website domains	130,000
Net assets acquired	1,350,000
Goodwill	658,000
Non-Compete agreement	30,000
Trademarks and Trade Names	$ 50,000